ORGANIZATION, BUSINESS AND OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries and VIEs

Details of the Company’s subsidiaries and VIEs which are included in these consolidated financial statements as at December 31, 2014 are as follows:

Subsidiaries’ names	Place and date of Incorporation	Percentage of ownership by the Company	Principal activities

Victor Score Limited	BVI	100%	Intermediate holding company
May 13, 2010

Apex Wealth Holdings Limited	Hong Kong, PRC	100% (indirect)	Intermediate holding company
February 12, 2010

Dalian Xinding New Materials	Dalian, PRC	100% (indirect)	Intermediate holding company
Technology Consultancy Co., Ltd.	August 18, 2010

VIE’s names

Dalian TOFA Wire and Cable Co., Ltd. (formerly known as “Dalian TOFA New Materials Development Co., Ltd.”)	Liaoning, Dalian, PRC November 12, 1997	VIE controlled by TODA	Manufacturing and trading of CCA and its related products

Dalian Tongda Equipment Technology Development Co., Ltd	Liaoning, Dalian, PRC January 28, 2008	VIE controlled by TODA	Manufacturing wiring equipment and leasing CCA technology

Panjin TOFA Cable Co., Ltd.	Liaoning, Dalian, PRC	100% owned by TOFA	Manufacturing of CCA cables
	June 30, 2011	(as of June 17, 2012)

Zhaodong TOFA Cable Co., Ltd.	Heilongjiang, Zhaodong, PRC	100% owned by TOFA	Sale of CCA cables and related
	November 18, 2011		products

Mudanjiang TOFA Cable Co., Ltd.	Heilongjiang, Mudanjiang, PRC	100% owned by Panjin Cable	Sale of CCA cables and related product
June 26, 2012